Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2026	Sep. 30, 2025
Fair Value Disclosures [Abstract]
Schedule of Fair Value Assets And Liabilities Measured On Recurring Basis

Liabilities measured at fair value on a recurring basis as of June 30, 2026 are as follows:

	Level 1	Level 2	Level 3	Total
Earnout liability	$—	$—	$280	$280
Bifurcated conversion feature derivative	—	—	927	927
Notes payable measured at fair value	—	—	3,360	3,360
Liability-classified warrants	—	—	3,047	3,047

Total	$—	$—	$7,614	$7,614

Liabilities measured at fair value on a recurring basis as of September 30, 2025 are as follows:

	Level 1	Level 2	Level 3	Total

Earnout liability	$—	$—	$1,240	$1,240
Liability-classified warrants	—	—	6,859	6,859
Total	$—	$—	$8,099	$8,099

Schedule of Fair Value Measured On Recurring Basis Unobservable Input Reconciliation

Nine months ended June 30, 2026:	Earnout Liability	Liability Classified Warrants	Notes Payable Measured at Fair Value	Bifurcated Conversion Feature Derivative
Balance, September 30, 2025	$1,240	$6,859	$—	$—
Reclassification of warrant liabilities to equity	—	(6,912)	—
Issuance of notes payable measured at fair value	—	—	3,333	—
Issuance of Preferred Stock	—	—	—	927
Issuance of Preferred Stock warrants	—	2,780	—	—
Change in fair value included in net loss	(960)	320	27	—

Balance, June 30, 2026	$280	$3,047	$3,360	$927

Nine months ended June 30, 2025:	Earnout Liability	Liability Classified Warrants
Balance, September 30, 2024	$1,680	$2,139
Sale of warrants in private placement	—	2,853
Modification of warrants in connection with private placement	—	721
Exercise of warrants	—	(720)

Change in fair value included in net loss	(490)	(1,237)

Balance, June 30, 2025	$1,190	$3,756

The following table provides a reconciliation of the balance of financial instruments measured at fair value on a recurring basis using Level 3 inputs:

	Earnout Liability	Liability Classified Warrants	PIPE Make-Whole Liability	SAFEs
Balance, September 30, 2023	$—	$—	$—	$1,512
Liabilities recognized in the Merger	33,559	150	2,071	—
Sale of warrants in the July 2024 Private Placement	—	6,397	—	—
Other warrants issued	—	732	—	—
Conversion to Class A Common Stock in the Merger	—	—	—	(1,522)
Exercise of warrants	—	(3,393)	—
Settlement of liability	—	(332)	(1,241)	—
Change in fair value included in net loss	(31,879)	(1,415)	(830)	10
Balance, September 30, 2024	$1,680	$2,139	$—	$—
Sale of warrants in the April 2025 Offering	—	2,853
Issuance of inducement warrants	—	5,699
Modification of warrants	—	1,214
Exercise of warrants	—	(4,242)
Change in fair value included in net loss	(440)	(804)
Balance, September 30, 2025	$1,240	$6,859

Schedule of Fair Value of Liability-Classified Warrants

September 30, 2025
Stock price	$8.06
Expected volatility	79.0%
Risk-free rate	3.7%
Contractual term	4.3 – 4.9 years

	June 30, 2026	September 30, 2025
Stock price	$1.99	$8.06
Expected volatility	90.0%	80.0%
Risk-free rate	3.8%	3.8%
Contractual term	5.7 years	6.2 years

June 30, 2026
Stock price	$1.99
Expected volatility	125.4 – 136.3%
Risk-free rate	3.8 – 3.9%
Contractual term	0.22 – 0.32 years

	September 30,
	2025	2024

Stock price	$8.06	$10.60
Expected volatility	79.0%	55.7%
Risk-free rate	3.7%	3.5 – 3.9%
Contractual term	4.3 – 4.9 years	1.1 – 5.1 years
	September 30,
	2025	2024

Stock price	$8.06	$10.60
Expected volatility	80%	70%
Risk-free rate	3.8%	3.6%
Contractual term	6.2 years	7.2 years